Future accounting developments	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Future accounting developments
5.	Future accounting developments
There are no significant updates to the future accounting developments disclosed in Note 5 of the Bank’s audited consolidated financial statements in the 2023 Annual Report other than the updates described below:
IFRS 18
Presentation and Disclosure in Financial Statements
The IASB issued IFRS 18
Presentation and Disclosure in Financial Statements
on April 9, 2024, to replace IAS 1
Presentation of Financial Statements
and is effective for annual periods beginning on or after January 1, 2027. IFRS 18 introduces a defined structure for the presentation of the statement of income, including required totals and subtotals, as well as aggregating and disaggregating principles to categorize financial information. The standard also requires all Management-defined performance measures to be disclosed in the notes to the financial statements.
IFRS 18 will be effective for the Bank on November 1, 2027, with early adoption permitted. The Bank is currently assessing the impact of this new standard.
IFRS 9
Financial Instruments and IFRS 7 Financial Instruments – Amendments
On May 30, 2024, the IASB issued “Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)” to address post-implementation review findings of IFRS 9 Financial Instruments.
The amendments introduce an accounting policy option to derecognize financial liabilities settled through an electronic payment system before the settlement date upon meeting certain conditions. The amendments clarify the assessment of contractual cash flow characteristics of financial assets based on contingent events, such as interest rates linked to environmental, social and governance (ESG) targets, the treatment of non-recourse assets, and contractually linked instruments. The amendments introduce new disclosure requirements for financial instruments with contractual terms that can change cash flows due to events not directly related to changes in basic lending risks, such as certain loans subject to ESG targets. Additionally, the amendments change some of the disclosure requirements for equity instruments designated at fair value through other comprehensive income.
The amendments are effective for the Bank on November 1, 2026. The Bank can early adopt either all the amendments at the same time or only the amendments related to the classification of financial assets and the related disclosures. The Bank is currently assessing the impact of these amendments.